Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
20. Income taxes:

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2011	2012	2013

France	(8,582)	(14,216)	(231)
United States	-	6,286	(53,864)
Total	$(8,582)	$(7,930)	$(54,095)

A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2011	2012	2013

Income tax benefit (provision) computed at the statutory rate (US & France)	2,860	2,224	21,623
Deferred Tax Allowance	(2,860)	(4,738)	(711)
Business Tax	(192)	(56)	(150)
Non Taxable remeasurement of fair value accounting	-	7,303	(9,592)
Temporary differences	-	(31)	-
Total	$(192)	$4,702	$11,170

License fees, milestone and royalties payments may be subject to a withholding tax depending on the tax rules of the country in which the licensee is located. In December 2009, with effect from January 1, 2010 the French authorities abolished the previous business tax and introduced the "Contribution Economique Territoriale" comprised of two components. One of these components is based upon a measure of income and therefore results in income tax accounting. For the year ended December 31, 2011, 2012 and December 31, 2013 the amount of this component was $192,000, $56,000 and $150,000 respectively.

Significant components of the Company's deferred taxes consist of the following:

		December 31,
(In thousands of U.S. dollars)	2011	2012	2013

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	53,230	65,657	81,769
Other deferred income tax assets	4,133	3,656	1,898
Valuation allowance for french activities	(57,105)	(64,356)	(69,939)
Net deferred income tax assets	258	4,957	13,728
Deferred income tax liabilities	(258)	(19,087)	(16,534)
Deferred income taxes, net	-	(14,130)	2,806

The Company has provided valuation allowances covering 100% of net deferred tax assets generated from its activities in France due to the Company's history of losses. The US operations have been in a loss position since its acquisition and deferred tax assets have been recognized on these losses to the extent of the deferred tax liabilities.

As of December 31, 2013, the Company had $201,565,000 in French net operating losses carry-forwards which have no expiration date, but for which annual utilization is limited to €1,000,000 plus 50% of any taxable income in excess of this threshold and $36,609,000 in US net operating losses carry-forwards which expire from 2030 to 2032, for which utilization of pre-acquisition tax losses of $4,900,000 million is limited to $1,800,000 per year.

The increase in available net operating losses carry-forwards in 2013 is due to a tax loss $35,222,000. The French government provides tax credits to companies for spending on innovative research and development. These credits are recorded as an offset of research and development expenses (see note 5) and are credited against income taxes payable in each of the four years after being incurred or, if not so utilized, are recoverable in cash. As of December 31, 2013, Flamel had total research tax credits receivable of $20,550,000. In 2011, the Company obtained an advance from OSEO, a governmental agency supporting innovation, secured against the Research tax credit generated in fiscal year 2010. The Company renewed this financing operation in 2012 secured against the research tax credit generated for fiscal year 2011 (see Note 14.1). Generally, if these credits are not applied against future income taxes, they will be received as cash payments in the fourth year after the credit is earned. Since January 1, 2013 the Company meets the criteria for a small-medium sized enterprise under French tax legislation, which allows the Company to receive immediate reimbursement of the Research tax credit in the subsequent fiscal period.

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2014	14,139
Total current portion	14,139
2015	6,411
2016	-
Total long term portion	6,411
Total	20,550